Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 778	$ 1,787
Trade and other receivables	1,057	1,151
Other financial assets	108	612
Prepaid expenses and other current assets	510	425
Current assets	2,453	3,975
Property and equipment, net	502	545
Computer software, net	822	830
Other identifiable intangible assets, net	3,331	3,427
Goodwill	5,940	5,976
Equity method investments	6,736	1,136
Other non-current assets	1,226	788
Deferred tax	1,139	1,204
Total assets	22,149	17,881
Liabilities
Payables, accruals and provisions	1,363	1,159
Current tax liabilities	169	251
Deferred revenue	874	866
Other financial liabilities	175	376
Current liabilities	2,581	2,652
Long-term indebtedness	3,786	3,772
Provisions and other non-current liabilities	943	1,083
Deferred tax	1,005	394
Total liabilities	8,315	7,901
Equity
Capital	5,496	5,458
Retained earnings	9,149	5,211
Accumulated other comprehensive loss	(811)	(689)
Total equity	13,834	9,980
Total liabilities and equity	$ 22,149	$ 17,881